CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Balance at Dec. 31, 2015	¥ 318,864		¥ 13,323		¥ 311,907		¥ 37,441		¥ (44,022)		¥ 1,049		¥ 319,698		¥ (834)
Balance, shares at Dec. 31, 2015 | shares			3,265,837	3,265,837
Net income (loss)	(54,483)		¥ 0		0		0		(54,483)		0		(54,483)
Effect of closure for Fuwei Films USA LLC	834														834
Foreign currency translation adjustment	(4)		0		0		0		0		(4)		(4)		0
Balance at Dec. 31, 2016	265,211		¥ 13,323		311,907		37,441		(98,505)		1,045		265,211		0
Balance, shares at Dec. 31, 2016 | shares			3,265,837	3,265,837
Net income (loss)	(46,003)		¥ 0		0		0		(46,003)		0		(46,003)		0
Foreign currency translation adjustment	1,821		0		0		0		0		1,821		1,821		0
Balance at Dec. 31, 2017	221,029		¥ 13,323		311,907		37,441		(144,508)		2,866		221,029		0
Balance, shares at Dec. 31, 2017 | shares			3,265,837	3,265,837
Net income (loss)	(22,172)	$ (3,224)	¥ 0		0		0		(22,172)		0		(22,172)		0
Foreign currency translation adjustment	(2,026)		0		0		0		0		(2,026)		(2,026)		0
Balance at Dec. 31, 2018	¥ 196,831	$ 28,627	¥ 13,323	$ 1,938	¥ 311,907	$ 45,365	¥ 37,441	$ 5,446	¥ (166,680)	$ (24,243)	¥ 840	$ 121	¥ 196,831	$ 28,627	¥ 0	$ 0
Balance, shares at Dec. 31, 2018 | shares			3,265,837	3,265,837